American Century Investments®
Quarterly Portfolio Holdings
Select Fund
July 31, 2025

Select Fund - Schedule of Investments
JULY 31, 2025 (UNAUDITED)

	Shares	Value ($)
COMMON STOCKS — 99.1%
Automobiles — 3.1%
Tesla, Inc.(1)	616,500	190,048,455
Biotechnology — 1.4%
Gilead Sciences, Inc.	165,400	18,572,766
Ionis Pharmaceuticals, Inc.(1)	299,200	12,859,616
Regeneron Pharmaceuticals, Inc.	79,600	43,418,616
Vertex Pharmaceuticals, Inc.(1)	32,700	14,939,649
		89,790,647
Broadline Retail — 7.8%
Amazon.com, Inc.(1)	2,070,600	484,748,166
Capital Markets — 0.8%
MSCI, Inc.	90,700	50,915,352
Commercial Services and Supplies — 0.4%
Veralto Corp.	216,200	22,664,246
Communications Equipment — 0.3%
Arista Networks, Inc.(1)	175,800	21,662,076
Construction and Engineering — 0.2%
Fluor Corp.(1)	165,400	9,389,758
Consumer Finance — 0.6%
American Express Co.	123,900	37,084,509
Consumer Staples Distribution & Retail — 1.7%
Costco Wholesale Corp.	110,500	103,830,220
Electrical Equipment — 0.4%
GE Vernova, Inc.	35,000	23,110,150
Entertainment — 1.6%
Electronic Arts, Inc.	53,200	8,112,468
Netflix, Inc.(1)	23,800	27,593,720
Walt Disney Co.	424,600	50,574,106
Warner Bros Discovery, Inc.(1)	877,700	11,559,309
		97,839,603
Financial Services — 4.4%
Mastercard, Inc., Class A	448,600	254,118,442
Visa, Inc., Class A	47,200	16,306,184
		270,424,626
Health Care Equipment and Supplies — 2.2%
Boston Scientific Corp.(1)	821,500	86,191,780
Stryker Corp.	134,200	52,704,366
		138,896,146
Health Care Providers and Services — 0.2%
UnitedHealth Group, Inc.	43,200	10,780,992
Hotels, Restaurants and Leisure — 1.2%
Airbnb, Inc., Class A(1)	240,000	31,778,400
Marriott International, Inc., Class A	102,200	26,963,426
Texas Roadhouse, Inc.	96,500	17,865,045
		76,606,871
Insurance — 1.1%
Progressive Corp.	283,700	68,666,748
Interactive Media and Services — 15.0%
Alphabet, Inc., Class A	1,469,600	282,016,240
Alphabet, Inc., Class C	1,090,400	210,294,544

Meta Platforms, Inc., Class A	498,500	385,559,840
Pinterest, Inc., Class A(1)	1,272,700	49,126,220
		926,996,844
Life Sciences Tools and Services — 0.9%
Danaher Corp.	98,500	19,420,260
Mettler-Toledo International, Inc.(1)	31,300	38,614,184
		58,034,444
Machinery — 1.4%
Graco, Inc.	293,100	24,614,538
Lincoln Electric Holdings, Inc.	101,700	24,763,950
Middleby Corp.(1)	97,200	14,113,440
Otis Worldwide Corp.	263,400	22,570,746
		86,062,674
Oil, Gas and Consumable Fuels — 0.6%
Cheniere Energy, Inc.	160,200	37,787,976
Pharmaceuticals — 1.4%
Eli Lilly & Co.	117,600	87,032,232
Professional Services — 1.5%
Broadridge Financial Solutions, Inc.	178,300	44,131,033
UL Solutions, Inc., Class A	514,700	37,634,864
Verisk Analytics, Inc.	43,200	12,040,272
		93,806,169
Semiconductors and Semiconductor Equipment — 21.7%
Analog Devices, Inc.	422,100	94,816,323
Broadcom, Inc.	448,900	131,841,930
KLA Corp.	98,100	86,232,843
NVIDIA Corp.	5,151,000	916,208,370
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	415,200	100,320,624
Texas Instruments, Inc.	58,400	10,573,904
		1,339,993,994
Software — 19.2%
Adobe, Inc.(1)	156,900	56,121,561
AppLovin Corp., Class A(1)	187,100	73,099,970
Atlassian Corp., Class A(1)	109,300	20,961,554
Crowdstrike Holdings, Inc., Class A(1)	145,600	66,185,392
Manhattan Associates, Inc.(1)	214,000	47,007,240
Microsoft Corp.	1,034,700	552,012,450
Oracle Corp.	428,300	108,689,691
Palantir Technologies, Inc., Class A(1)	113,800	18,020,230
Roper Technologies, Inc.	186,200	102,484,480
Salesforce, Inc.	243,800	62,980,854
Zscaler, Inc.(1)	275,100	78,557,556
		1,186,120,978
Specialty Retail — 2.5%
Burlington Stores, Inc.(1)	126,800	34,611,328
Lowe's Cos., Inc.	228,600	51,108,102
TJX Cos., Inc.	543,800	67,719,414
		153,438,844
Technology Hardware, Storage and Peripherals — 7.5%
Apple, Inc.	2,246,200	466,243,734
TOTAL COMMON STOCKS (Cost $2,167,876,740)		6,131,976,454
SHORT-TERM INVESTMENTS — 1.0%
Money Market Funds — 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class	134,951	134,951

Repurchase Agreements — 1.0%
BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 4.00%, 11/15/52, valued at $6,180,252), in a joint trading account at 4.32%, dated 7/31/25, due 8/1/25 (Delivery value $6,066,704)	6,065,976
Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 1.25%, 4/15/28, valued at $54,634,439), at 4.35%, dated 7/31/25, due 8/1/25 (Delivery value $53,569,472)	53,563,000
59,628,976
TOTAL SHORT-TERM INVESTMENTS (Cost $59,763,927)	59,763,927
TOTAL INVESTMENT SECURITIES — 100.1% (Cost $2,227,640,667)	6,191,740,381
OTHER ASSETS AND LIABILITIES — (0.1)%	(5,282,702)
TOTAL NET ASSETS — 100.0%	$6,186,457,679

NOTES TO SCHEDULE OF INVESTMENTS
ADR	–	American Depositary Receipt
(1)Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Directors oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded options contracts are valued at a mean as provided by independent pricing services.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause a fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks	$6,131,976,454	—	—
Short-Term Investments	134,951	$59,628,976	—
	$6,132,111,405	$59,628,976	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual financial statements.